Offerings	May 28, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Offering Note	There are being registered under this registration statement such indeterminate number of securities as may be sold by the registrant from time to time, which collectively shall have an aggregate initial offering price not to exceed $75,000,000. The registrant is currently subject to the provisions of General Instruction I.B.5 of Form F-3, which provides that as long as the aggregate market value of the outstanding voting and non-voting common equity of the registrant held by non-affiliates is less than $75,000,000, then the aggregate market value of securities sold by or on our behalf of the registrant on Form F-3, during the period of 12 calendar months immediately prior to, and including, such sale(s), is no more than one-third of the aggregate market value of the voting and non-voting common equity of the registrant held by non-affiliates as of a date within 60 days of such sale(s). In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the Ordinary Shares being registered hereunder include such indeterminate number of Ordinary Shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note	Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 75,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,357.50
Offering Note	Omitted pursuant to Rule 457(o) under the Securities Act.